Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	706,500	5,829
Common stock shares outstanding	706,500	5,829
Preferred stock shares authorized	200,000,000
Preferred stock par or stated value per share	$ 0.01
Series A Preferred Stock [Member]
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares issued	600,000	600,000
Preferred stock shares outstanding	600,000	600,000